Other liabilities - Disclosure of analysis of other liabilities by due date (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 15,138	€ 15,685
Due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	9,984	9,960
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	5,124	2,449
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	30	3,276
Total due after one year (Non-Current)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 5,154	€ 5,725